PGIM S&P 500 Buffer 12 ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 104.4%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $127,411)(wb)	127,411	$127,411
Options Purchased*~ 103.8%
(cost $24,609,726)		24,608,430

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.4% (cost $24,737,137)		24,735,841
Options Written*~ (4.6)%
(premiums received $1,079,563)		(1,080,882)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $23,657,574)		23,654,959
Other assets in excess of liabilities(z) 0.2%		44,013

Net Assets 100.0%		$23,698,972

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/30/27	$7.47		318		32	$23,339,928
State Street SPDR S&P 500 ETF Trust	Put	07/30/27	$747.03		318		32	1,268,502
Total Options Purchased (cost $24,609,726)								$24,608,430
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/30/27	$864.39		318		32	$(429,936)
State Street SPDR S&P 500 ETF Trust	Put	07/30/27	$657.39		318		32	(650,946)
Total Options Written (premiums received $1,079,563)								$(1,080,882)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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